Segment Information_Geographical Operating Revenues From External Customers(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	₩ 10,192,182,000,000	₩ 7,444,942,000,000	₩ 7,381,949,000,000
Major non-current assets	7,993,238,000,000	5,034,595,000,000	3,966,026,000,000
Domestic
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	10,078,253,000,000	7,354,698,000,000	7,305,697,000,000
Major non-current assets	7,472,597,000,000	4,952,552,000,000	3,821,634,000,000
United States
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	17,596,000,000	10,522,000,000	11,847,000,000
Major non-current assets	363,330,000,000	299,000,000	276,000,000
New Zealand
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	5,855,000,000	5,422,000,000	5,143,000,000
Major non-current assets	57,000,000	128,000,000	209,000,000
China
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	44,531,000,000	47,360,000,000	30,590,000,000
Major non-current assets	4,585,000,000	5,038,000,000	6,949,000,000
Cambodia
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	7,475,000,000	6,109,000,000	5,072,000,000
Major non-current assets	1,753,000,000	1,216,000,000	350,000,000
United Kingdom
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	11,547,000,000	10,987,000,000	9,533,000,000
Major non-current assets	319,000,000	149,000,000	130,000,000
Others
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	26,925,000,000	9,844,000,000	14,067,000,000
Major non-current assets	78,142,000,000	2,242,000,000	1,786,000,000
Adjustment
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	0	0	0
Major non-current assets	₩ 72,455,000,000	₩ 72,971,000,000	₩ 134,692,000,000